Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information
12.	Segment Information

As disclosed in Note 2(cc), the Group organized and reported its business in the following segments: (1) Insurance, which mainly includes insurance brokerage service and technical service; and (2) Crowdfunding, which mainly includes crowdfunding service; and (3) Others, which do not individually or in the aggregate meet the quantitative and qualitative thresholds to be individually reportable and are aggregated.

The CODM measures the performance of each segment based on metrics of operating profit/(loss) and uses these results to evaluate the performance of, and to allocate resources to, each of the segments by comparing actual operating profit/(loss) results to previously forecasted financial information. The Group currently does not allocate assets and share-based compensation expenses to its segments, as the information is not regularly provided to CODM to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented. Amounts included in operating costs and expenses include: (1) personnel costs, (2) costs of referral and service fees, (3) marketing expense for third-party traffic channels, (4) professional service fees, and (5) expenses of facilities and equipment and others. However, the CODM reviews consolidated expense information to manage the operations of the business.

12.	Segment Information (continued)

The table below provides a summary of the Group’s operating segment results.

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
Operating revenue, net
Insurance	2,340,915	2,363,777	3,576,566	511,442
Crowdfunding	162,683	267,650	261,636	37,413
Others	127,109	140,394	139,559	19,957
Total consolidated operating revenue, net	2,630,707	2,771,821	3,977,761	568,812
Operating costs and expenses
Insurance	(1,812,778)	(1,886,572)	(2,931,662)	(419,222)
Crowdfunding	(408,459)	(362,734)	(392,311)	(56,100)
Others	(282,344)	(236,925)	(231,163)	(33,056)
Operating profit/(loss)
Insurance	528,137	477,205	644,904	92,220
Crowdfunding	(245,776)	(95,084)	(130,675)	(18,687)
Others	(155,235)	(96,531)	(91,604)	(13,099)
Total segment operating profit	127,126	285,590	422,625	60,434
Unallocated items*	(133,869)	(107,432)	(51,767)	(7,402)
Total consolidated operating (loss)/profit	(6,743)	178,158	370,858	53,032
Total other income	170,983	182,432	172,591	24,679
Consolidated profit before income tax	164,240	360,590	543,449	77,711
*

The share-based compensation and impairment of intangible assets represent unallocated items in the segment information because the Group’s management does not consider this as part of the segment operating performance measure.